Document and Entity Information	Sep. 07, 2023
Cover [Abstract]
Entity Registrant Name	SANDRIDGE ENERGY INC
Amendment Flag	false
Entity Central Index Key	0001349436
Document Type	8-K
Document Period End Date	Sep. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-33784
Entity Tax Identification Number	20-8084793
Entity Address, Address Line One	1 E. Sheridan Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	(405)
Local Phone Number	429-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false